Disclosure of number and weighted average exercise prices of share options (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2018 CAD ($)	Aug. 31, 2019 CAD ($) Share	Aug. 31, 2018 CAD ($) Share	Aug. 31, 2017 CAD ($) Share
Statements [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share		11,345,000	10,335,000	10,640,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $		$ 0.26	$ 0.37	$ 0.96
Number of share options granted in share-based payment arrangement | Share		3,020,000	2,345,000	3,180,000
Weighted average exercise price of share options granted in share-based payment arrangement | $		$ 0.10	$ 0.12	$ 0.17
Number of share options exercised in share-based payment arrangement | Share		(200,000)	(50,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $		$ 0.10	$ 0.11
Number of share options expired in share-based payment arrangement | Share		(3,875,000)	(1,215,000)	(3,075,000)
Weighted average exercise price of share options expired in share-based payment arrangement | $	$ 0.07	$ 0.43	$ 0.91	$ 2.15
Number of share options forfeited in share-based payment arrangement | Share		(893,750)	(70,000)	(410,000)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $		$ 0.17	$ 0.44	$ 0.86
Number of share options outstanding in share-based payment arrangement at end of period | Share		9,396,250	11,345,000	10,335,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $		$ 0.16	$ 0.26	$ 0.37